As filed with the Securities and Exchange Commission on October 26, 2011

File Nos. 333-173306 and 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 3	☒

(Check appropriate box or boxes)

DREXEL HAMILTON MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of Principal Executive Offices)

1-855-298-4236

(Registrant’s Telephone Number, including Area Code)

Andrew Bang, 45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after the Effective Date of this Registration Statement

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

PART A

FORM N-1A

PROSPECTUS

Drexel Hamilton Centre American Equity Fund,	Drexel Hamilton Centre Global Equity Fund,
Institutional Class Shares – CUSIP Number 261782 106	Institutional Class Shares – CUSIP Number 261782 205
Drexel Hamilton 8IP Asia Pacific Equity Fund,	Drexel Hamilton FOUR European Equity Fund,
Institutional Class Shares – CUSIP Number 261782 304	Institutional Class Shares – CUSIP Number 261782 403

DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND

DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND

DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND

DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND

Each a series of

DREXEL HAMILTON MUTUAL FUNDS

PROSPECTUS

October 28, 2011

This prospectus contains information about the Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-855-298-4236.

The Securities and Exchange Commission ( the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUMMARY OF DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND

INVESTMENT OBJECTIVES

The Drexel Hamilton Centre American Equity Fund (the “Fund”) seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed; charged upon any redemtption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.44%
Total Annual Fund Operating Expenses	2.19%
Expense Reimbursement[2]	(0.94%)
Total Annual Fund Operating Expenses[2] (after expense reimbursements)	1.25%

1 Estimated for the current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage and extraordinary expenses) to an annual rate of 1.25% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 1, 2012. Prior to November 1, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 1, 2012 so the Fund’s expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$594

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton Centre American Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S., and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund’s portfolio will consist of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes a “bottom-up” fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company’s intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company’s operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)1 framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The Sub-Adviser’s framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund’s portfolio will consist of common stocks, preferred stocks, cash, real estate investment trusts (“REITs”), and certain derivative products and investment company securities. The Fund’s common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the S&P 500 Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

[1]	Economic Value Added (“EVA”) is a trademark of EVA Dimension, LLC.

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The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”), although these investments will be limited to no more than 10% of the Fund’s net assets.

The Sub-Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund’s investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund’s policy is to limit derivative investments only by the Fund’s net asset value, after taking into account existing stock investments, losses in the Fund’s derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund’s net asset value, which could force the Fund to cease operations.

Risks Related to Investing in Other Investment Companies. The Fund’s investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in “private funds” that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected,

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which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under “Other Expenses” in the Annual Fund Operating Expenses detailed above. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Sub-Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness.

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment adviser is Drexel Hamilton Investment Partners, LLC (the “Adviser”). The Fund’s Sub-Adviser is Centre Asset Management, LLC.

The Fund’s portfolio is managed on a day-to-day basis by James A. Abate, who has served as the portfolio manager of the Fund since its inception in 2011. Mr. Abate is Managing Director of the Sub-Adviser.

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PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting 1-855-298-4236 or by writing to:

Drexel Hamilton Mutual Funds

Drexel Hamilton Centre American Equity Fund

P.O. Box 44336

Denver, CO 80201

The minimum initial investment is $1,000,000 and the minimum subsequent investment is $10,000, although the minimums may be waived or reduced in some cases.

The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LIMITATIONS ON INVESTMENTS IN OTHER INVESTMENT COMPANIES

Under the 1940 Act, the Fund may not acquire shares of an investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock unless (i) the investment company or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

Under the 1940 Act, the Fund may not acquire shares of a closed-end investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 10% of the closed-end fund’s total outstanding stock.

CHANGE OF INVESTMENT STRATEGY

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

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SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND

INVESTMENT OBJECTIVES

The Drexel Hamilton Centre Global Equity Fund (the “Fund”) seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.68%
Total Annual Fund Operating Expenses	2.68%
Expense Reimbursement[2]	(1.43%)
Total Annual Fund Operating Expenses[2] (after expense reimbursements)	1.25%

1 Estimated for the current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage and extraordinary expenses) to an annual rate of 1.25% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 1, 2012. Prior to November 1, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 1, 2012 so the Fund’s expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$696

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

6

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton Centre Global Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. and foreign (non-U.S.) companies located throughout the world. U.S. companies, for this purpose, will consist of those companies which i) are incorporated in the U.S. and ii) list their common stock on and principally trade on NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. Generally, more than 50% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the Fund’s portfolio will consist of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, Centre Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes a “bottom-up” fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company’s intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company’s operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)2 framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The Sub-Adviser’s framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

[2]	Economic Value Added (“EVA”) is a trademark of EVA Dimension, LLC.

The Fund’s portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts (“REITs”), and certain derivative products and investment company securities. The Fund’s common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the MSCI All Country World Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes like the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio, including risks related to the Fund’s exposure to foreign currencies. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”), although these investments will be limited to no more than 10% of the Fund’s net assets.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund’s portfolio which may be invested in emerging market securities.

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The Sub-Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivatives Risk. Loss may result from the Fund’s investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund’s policy is to limit derivative investments only by the Fund’s net asset value, after taking into account existing stock investments, losses in the Fund’s derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund’s net asset value, which could force the Fund to cease operations.

Risks Related to Investing in Other Investment Companies. The Fund’s investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in “private funds” that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under “Other Expenses” in the Annual Fund Operating Expenses detailed above. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

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Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser's implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Adviser.”

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

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PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment adviser is Drexel Hamilton Investment Partners, LLC (the “Adviser”). The Fund’s Sub-Adviser is Centre Asset Management, LLC.

The Fund’s portfolio is managed on a day-to-day basis by Jing H. Sun, who has served as the portfolio manager of the Fund since its inception in 2011. Mr. Sun is an Investment Director and Fund Manager for Global Equity at the Sub-Adviser.

PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting 1-855-298-4236 or by writing to:

Drexel Hamilton Mutual Funds

Drexel Hamilton Centre Global Equity Fund

P.O. Box 44336

Denver, CO 80201

The minimum initial investment is $1,000,000 and the minimum subsequent investment is $10,000, although the minimums may be waived or reduced in some cases.

The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LIMITATIONS ON INVESTMENTS IN OTHER INVESTMENT COMPANIES

Under the 1940 Act, the Fund may not acquire shares of an investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock unless (i) the investment company or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

Under the 1940 Act, the Fund may not acquire shares of a closed-end investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 10% of the closed-end fund’s total outstanding stock.

CHANGE OF INVESTMENT STRATEGY

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

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SUMMARY OF DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND

INVESTMENT OBJECTIVES

The Drexel Hamilton 8IP Asia Pacific Equity Fund (the “Fund”) seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.76%
Total Annual Fund Operating Expenses	2.71%
Expense Reimbursement[2]	(1.46%)
Total Annual Fund Operating Expenses[2] (after expense reimbursements)	1.25%

1 Estimated for the current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage and extraordinary expenses) to an annual rate of 1.25% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 1, 2012. Prior to November 1, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 1, 2012 so the Fund’s expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$702

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton 8IP Asia Pacific Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies listed and principally traded within the Asia Pacific Region. The “Asia Pacific Region” consists of, Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. While the Fund is not limited in the amounts it invests in any one country, it will try to select investments in a diverse range of industries and companies of varying sizes and from varying countries within the Asia Pacific Region, such that at any given time, the Fund will be invested in multiple countries within the Asia Pacific Region.

The Fund invests in equities across a range of industry sectors within the Asia Pacific region. The Fund is actively managed to seek excess returns with a focus on low turnover and operating a long-term investment strategy.

Eight Investment Partners Pty Limited (“8IP”), the Fund’s sub-adviser (the “Sub-Adviser”), utilizes a “bottom-up” fundamental stock selection process with an investment approach based on three key beliefs: Return on Equity (“RoE”), Theme and Value. The long term

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sustainable RoE is the key driver of an investment’s value. RoE refers to a company’s ability to generate profits in light of the amount of investment capital that has been committed by equity investors. A company’s RoE potential should be supported by a strong theme. A theme, in this sense, refers to the way that a particular investment fits into the Sub-Adviser’s broader view of the market and the longer-term trends that will drive future growth. This can act as a cause for re-rating the company’s valuation. Investors often misprice shares by focusing on short term or cyclical company performance. 8IP looks at long-term indicators of an investment’s value and analyzes a variety of factors when selecting investments for the Fund such as, a company’s operating condition, risk profile and valuation. In determining whether a particular company or security may be a suitable investment for the Fund, 8IP may focus on attributes that may include, without limitation, the company’s specific market expertise, its franchise durability and pricing power, financial strength (e.g., strong balance sheet, good revenue growth), strong management, commitment to shareholders interests, current income, and other indications that a company or a security may be an attractive investment prospect. The 8IP research process seeks to include face-to-face company meetings and visits. These visits are used to identify industry trends as well as to assess the quality of the company and management, among other things. To cover the region, the 8IP investment team operates out of offices in Sydney, Hong Kong and Bangalore.

The Fund’s portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts (“REITs”), and certain derivative products and investment company securities. The Fund’s common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is located within one of the countries in the Fund’s 80% investment universe or constituent of the Fund’s benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Korean KOSPI 200 Index futures or other exchange-traded futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio, including risks related to the Fund’s exposure to foreign currencies. In addition, the Fund may enter into over-the-counter derivatives, including forward contracts, options, and swaps, with approved counterparties, as alternatives to exchange-traded derivatives, or to manage risks that are not able to be managed by exchange traded derivatives. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”) , although these investments will be limited to no more than 10% of the Fund’s net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund’s portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund’s investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options,

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contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund’s policy is to limit derivative investments only by the Fund’s net asset value, after taking into account existing stock investments, losses in the Fund’s derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund’s net asset value, which could force the Fund to cease operations.

Over-the-counter Derivative Risk. Derivative products purchased by a Fund, particularly over-the-counter forward or option contracts, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the counterparty, market events, or economic conditions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded derivatives, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to act as counterparty to these contracts. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks. When writing an option, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the option contract.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. The value of the Fund’s shares may be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing in Other Investment Companies. The Fund’s investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in “private funds” that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange-traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under “Other Expenses” in the Annual Fund Operating Expenses detailed above. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in

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emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Asia Pacific Market Risk. The small size of securities markets and the low trading volume in many countries in the Asian Pacific Region may lead to lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund's strategy may fail to produce the intended results. The Sub-Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Adviser.”

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

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Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment adviser is Drexel Hamilton Investment Partners, LLC (the “Adviser”). The Fund’s Sub-Adviser is Eight Investment Partners Pty Limited.

The Fund’s portfolio is managed on a day-to-day basis by Kerry Series, who has served as the portfolio manager of the Fund since its inception in 2011. Mr. Series is the Chief Investment Officer of the Sub-Adviser.

PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting 1-855-298-4236 or by writing to:

Drexel Hamilton Mutual Funds

Drexel Hamilton 8IP Asia Pacific Equity Fund

P.O. Box 44336

Denver, CO 80201

The minimum initial investment is $1,000,000 and the minimum subsequent investment is $10,000, although the minimums may be waived or reduced in some cases.

The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LIMITATIONS ON INVESTMENTS IN OTHER INVESTMENT COMPANIES

Under the 1940 Act, the Fund may not acquire shares of an investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock unless (i) the investment company or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

Under the 1940 Act, the Fund may not acquire shares of a closed-end investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 10% of the closed-end fund’s total outstanding stock.

CHANGE OF INVESTMENT STRATEGY

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

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SUMMARY OF DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND

INVESTMENT OBJECTIVES

The Drexel Hamilton FOUR European Equity Fund (the “Fund”) seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.76%
Total Annual Fund Operating Expenses	2.71%
Expense Reimbursement[2]	(1.46%)
Total Annual Fund Operating Expenses[2] (after expense reimbursements)	1.25%

1 Estimated for the current fiscal year.

2 The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage and extraordinary expenses) to an annual rate of 1.25% of the average net assets of the Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 1, 2012. Prior to November 1, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the expense limitation agreement will remain in effect only through November 1, 2012 so the Fund’s expense thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$127	$702

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Drexel Hamilton FOUR European Equity Fund is a diversified fund that will normally invest at least 80% of its net assets in equity securities of foreign companies across the capitalization spectrum listed and principally traded in Europe. For this purpose, Europe includes those constituent countries represented in either the MSCI Europe Index or Dow Jones Stoxx Europe 600 Index.

In selecting investments for the Fund, FOUR Capital Partners Ltd., the Fund’s sub-adviser (the “Sub-Adviser”), utilizes an Intrinsic Value process involving a long-term cash flow and returns analysis to establish the true worth of a business or its “intrinsic value.” The portfolio manager focuses on a company’s long-term cash generation and seeks to quantify the value of a company by using qualitative evaluation with a focus on business target based on sustainability of cash returns, competitive positioning and management track record. The Fund is willing to be contrarian, or, in other words, to invest against the conventional wisdom of the moment, to

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purchase shares of companies at out of favor prices. The Fund primarily invests in equity securities of foreign companies located throughout Europe with no limits on the geographic asset distribution of its investments within the region.

The Fund’s portfolio will consist of common stocks, preferred stocks, depositary receipts, cash, real estate investment trusts (“REITs”), and certain derivative products and investment company securities. The Fund’s common stock investments will consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 5% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may invest in REIT securities of a diversified nature (both commercial and residential) if the REIT is listed and principally traded in a country within the Fund’s 80% investment universe or constituent of the Fund’s benchmark index. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in Dow Jones Stoxx Europe 600 Index futures or other similar regional exchange-traded futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio, including risks related to the Fund’s exposure to foreign currencies. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”), although these investments will be limited to no more than 10% of the Fund’s net assets. The Sub-Adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially enhance returns to investors.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund’s portfolio which may be invested in emerging market securities.

The manager may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Derivative Risk. Loss may result from the Fund’s investments in exchange-traded futures and options. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Although, the Fund will not use derivatives explicitly to obtain leverage for the Fund, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses. Additionally, because the Fund’s policy is to limit derivative investments only by the Fund’s net asset value, after taking into account existing stock investments, losses in the Fund’s derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund’s net asset value, which could force the Fund to cease operations.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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Risks Related to Investing in Other Investment Companies. The Fund’s investment strategy may involve investing in other investment companies, such as ETFs and closed-end funds. The Fund will not invest in “private funds” that rely upon the exemptions contained in Sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940.

To the extent the Fund invests in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in such other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Closed-End Funds Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. In addition, since many, but not all, closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares that are exchange traded.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. These additional expenses are included under “Other Expenses” in the Annual Fund Operating Expenses detailed above. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Foreign Securities Risk. The Fund will invest primarily in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

European Market Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies or countries within the specific geographic regions in which the Fund invests. The Fund’s performance may be more volatile than that of a fund that invests globally. If European securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Geographic Concentration Risk. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If securities in the region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks.” The market may not agree with the determination that a stock is undervalued, and that the stock’s price may not increase to what the Fund’s investment adviser or sub-adviser believes is its full value. It may even decrease in value.

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Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

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Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Sub-Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Adviser.”

New Fund Risk: The Fund is a newly organized entity, and has no operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.

PERFORMANCE INFORMATION

Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment adviser is Drexel Hamilton Investment Partners, LLC (the “Adviser”). The Fund’s Sub-Adviser is FOUR Capital Partners Ltd.

The Fund’s portfolio is managed on a day-to-day basis by Dino Fuschillo, who has served as the portfolio manager of the Fund since its inception in 2011. Mr. Fuschillo is a Director of the Sub-Adviser.

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PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting 1-855-298-4236 or by writing to:

Drexel Hamilton Mutual Funds

Drexel Hamilton FOUR European Equity Fund

P.O. Box 44336

Denver, CO 80201

The minimum initial investment is $1,000,000 and the minimum subsequent investment is $10,000, although the minimums may be waived or reduced in some cases.

The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an individual retirement account. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

LIMITATIONS ON INVESTMENTS IN OTHER INVESTMENT COMPANIES

Under the 1940 Act, the Fund may not acquire shares of an investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the investment company’s total outstanding stock unless (i) the investment company or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Adviser considers optimal.

Under the 1940 Act, the Fund may not acquire shares of a closed-end investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 10% of the closed-end fund’s total outstanding stock.

CHANGE OF INVESTMENT STRATEGY

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

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NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

An investment in the Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund (collectively, the “Funds”) should not be considered a complete investment program. Whether a Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Changes to Investment Objective and Strategy. The Funds seek long-term growth of capital. Each Fund’s investment objective may be changed without shareholder approval upon sixty (60) days’ prior written notice to shareholders. Each Fund’s focus with respect to its 80% asset test may be changed without shareholder approval upon sixty (60) days’ prior written notice to shareholders.

Portfolio Turnover. The manager will sell portfolio securities when it is in the interests of each Fund and its shareholders to do so without regard to the length of time they have been held. Since portfolio turnover involves paying brokerage commissions and other transaction costs, portfolio changes cause additional expenses for the Funds. High rates of portfolio turnover may lower performance of each Fund due to increased costs and may also result in the realization of capital gains. If a Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders at least once annually, increasing shareholders’ taxable distributions. Accordingly, the Funds may generate short-term capital gains, which are taxable as ordinary income, except to the extent offset by current or prior year losses.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available from the Funds or on the SEC’s web site, www.sec.gov.

Other Expenses. The Funds will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general expenses of Drexel Hamilton Mutual Funds (the “Trust”) are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Board of Trustees of the Trust (the “Board”) deems fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

The Funds’ investment adviser is Drexel Hamilton Investment Partners, LLC, located at 45 Rockefeller Plaza, Suite 2000, New York, New York, 10111. The Adviser serves as the principal investment adviser to each Fund pursuant to an Investment Advisory Agreement with the Trust. Subject to the general oversight of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Funds in accordance with their respective investment objectives, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of Sub-Advisers. In this capacity, Drexel Hamilton advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds, although the Adviser has delegated its responsibility for the selection and ongoing monitoring of the securities in the Funds’ investment portfolio to each Fund’s Sub-Adviser. The Adviser was formed in 2010 and is an SEC registered investment adviser and, as of June 30, 2011, had approximately $9 million in assets under management.

The Adviser provides investment advisory and management services to funds and institutional clients as a leading Service Disabled Veteran Owned Small Business (“SDVOSB”) investment manager. The Adviser seeks to achieve the clients' investment objectives by hiring, supervising and, when appropriate, discharging sub-advisers, each of which is responsible for the day-to-day management of the Funds. Information about each of the principals of the Adviser are provided below.

Andrew Bang is a Partner and Managing Director of the Adviser. He is responsible for the general management and business development of the firm. He is a financial services executive with comprehensive experience in business development, relationship management and portfolio management with leadership and project management background. His product experience includes public equity, private equity and hedge fund products with experience in managing clients. Previously, as Senior Vice President at Shinhan Investment America, he covered hedge funds and mutual fund managers in North America. Prior to joining Shinhan, he was Vice President, Relationship Manager at AIG Global Investments working with institutional clients invested in equity and alternative asset classes. Previous to AIG, he was a Client Portfolio Manager at GE Asset Management (GEAM) pension group where he oversaw

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institutional clients’ investments in global and international equity portfolios. Mr. Bang managed client relationships at GE Equity’s start-up private equity group, Venturemine.com prior to GEAM. He began his financial services career at UBS, having transitioned to the financial services industry after serving six years as a Captain in the U.S. Army. He is a graduate of the United States Military Academy at West Point with a B.S. degree and also received an MBA from the Johnson Graduate School of Management, Cornell University.

Cauldon Quinn is a Partner and Chairman of the Adviser. He is a service disabled veteran and graduate of the Wallstreet Warfighters program. He was the inaugural trainee for the fixed income curriculum with responsibilities for fixed income brokerage services and for organizing Drexel Hamilton, LLC’s equity sales efforts. He began his civilian career with an equity agency execution broker-dealer, Embarcadero Securities, LLC in 2002. With the acquisition of the then third largest ECN aggregator, UNX, Inc. he transitioned to electronic trading systems, ultimately serving as the Director of Client Services/Product Specialist. He has continued to serve the financial services industry with technology solutions working for SEI Investments and CorePROFIT Solutions. With expertise in electronic equity execution services, program trading and algorithmic trading he served as a board member on the Investment Traders Association of Philadelphia (ITAP) from 2004 to 2009. He holds FINRA series 7, 24, 53, 55, and 66 licenses. Mr. Quinn is a graduate of the United States Naval Academy. Among his military accomplishments, he participated in the initial phase of Operation Enduring Freedom in 2001 providing forward combat logistical support to Surface, Aviation, and Coalition Special Forces Units operating in Afghanistan. He is a Foundation Trustee to the Naval Academy Athletic Association.

Sub-Advisers. The following companies serve as investment sub-advisers of the Funds indicated below. The investment sub-advisers make the day-to-day investment decisions and continuously review, supervise and administer the Funds’ investment program.

Drexel Hamilton Centre American Equity Fund / Drexel Hamilton Centre Global Equity Fund: Centre Asset Management, LLC (“Centre”) at 48 Wall Street, Suite 1100, New York, New York 10005, manages each Fund’s portfolio and has since each Fund’s inception. Centre Asset Management is a Wall Street based, SEC registered investment adviser and fundamentally-driven specialist active asset manager. Centre manages American and Global equities in relative and absolute return products in sub-advisory mandates from financial institutions and professional investors with the following qualities: 1) concentrated portfolios, 2) high conviction investment ideas, 3) large capitalization focused primarily on blue-chip securities, and 4) actively managed to generate long term alpha. As of June 30, 2011, Centre had approximately $537 million in assets under management.

Drexel Hamilton 8IP Asia Pacific Equity Fund: Eight Investment Partners Pty Limited (“8IP”) at Level 11, 131 Macquarie Street, Sydney, Australia 2000, manages the Fund’s portfolio and has since the Fund’s inception. 8IP is an SEC registered investment adviser and is a specialist manager of Asia Pacific equities. It provides international investors access to this growing region through a range of investment products. 8IP has extensive experience in the Asia Pacific region, which helps in understanding the characteristics and investment climate of each market. 8IP’s extensive network of contacts across the Asia Pacific region provides valuable company, market and economic insights. As of June 30,2011, 8IP had approximately $298 million in assets under management.

Drexel Hamilton FOUR European Equity Fund: FOUR Capital Partners Limited (“FOUR”) at 6-8 Long Lane, London UK EC1A 9HF, manages the Fund’s portfolio and has since the Fund’s inception. FOUR is an SEC registered investment adviser and services primarily institutional clients in Europe. FOUR’s boutique culture creates a dynamic working environment, and this, together with its distinctive investment process, enables it to harness individual flair within a disciplined team approach in order to deliver superior investment returns for its clients across its United Kingdom, European and Global equity strategies. As of June 30, 2011, FOUR had approximately $1.7 billion in assets under management.

Sanlam Asset Management Ireland (Pty) (“SAMI”) authorized by the Central Bank of Ireland as a UCITS III Management Company, the adviser to various UCITS funds, and wholly-owned by Sanlam Netherlands Holdings BV, a member of the Sanlam group. SAMI is a control affiliate with Centre, 8IP, and FOUR through Sanlam group’s majority owned or controlled entities (Sanlam International Investments USA Holdings, SIM International Investment Partners Australia Pty Ltd, and Sanlam Netherlands Holdings BV, respectively, which are all majority owned by Sanlam entities). Centre owns 24% of the Adviser.

Portfolio Managers. The Funds’ portfolios will be managed on a day-to-day basis by a representative of each respective sub-adviser.

Drexel Hamilton Centre American Equity Fund

James A. Abate, MBA, CPA, CFA is Managing Director of Centre and Fund Manager for Centre’s American Equity and US Hedge strategies. Prior to founding Centre, Mr. Abate was US Investment Director for GAM. Previously, Mr. Abate served as Managing Director and Portfolio Manager at Credit Suisse Asset Management. Mr. Abate achieved Standard & Poor’s Funds Research AAA rating at GAM and Credit Suisse Asset Management, received numerous “Category King” mutual fund mentions in the Wall Street Journal as well as multi-year “Investment Week” award nominations for the North American funds. Previously, Mr. Abate was a Manager in Price Waterhouse’s Valuation/Corporate Finance Group. Mr. Abate holds a BS in Accounting from Fairleigh Dickinson University and an MBA in Finance from St. John’s University and currently is a Visiting Professor in the graduate program at the Zicklin School of Business, Baruch College. Mr. Abate is a former member of the Editorial Advisory Board of The Journal of Portfolio Management and served as a commissioned officer in the U.S. Army.

Drexel Hamilton Centre Global Equity Fund

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Jing H. Sun, MS, MBA, CFA is Investment Director and Fund Manager for Centre’s Global Equity strategy. Prior to this, Mr. Sun was Vice President, Senior Investment Manager, Global Equities at ING Investment Management. Before joining ING, Mr. Sun was Portfolio Manager of Global Equity Fundamental Long/Short Strategy at Trigram Capital. Prior to Trigram, Mr. Sun was Managing Director at TIAA-CREF. Mr. Sun started as a Senior Analyst covering emerging markets at TIAA-CREF in 1996 and had managed investments in a number of sectors and regions as senior analyst and portfolio manager since then. Prior to TIAA-CREF, Mr. Sun was Senior Research Analyst at Alliance Capital Management (now AllianceBernstein). Mr. Sun joined Alliance after he obtained his MBA from the Wharton School of the University of Pennsylvania. Before attending business school, Mr. Sun was Chief Engineer at The Inteleplex Corp. Mr. Sun also holds an M.S. degree in Electrical Engineering from Columbia University and a BS in Electrical Engineering from The City College of New York. Mr. Sun is a native Chinese speaker.

Drexel Hamilton 8IP Asia Pacific Equity Fund

Kerry Series is the Chief Investment Officer of 8IP and has responsibility for 8IP’s investment management activity. His primary focus is on delivering investment returns through the active management of 8IP’s funds. Mr. Series has advised or invested in Asia Pacific equities since 1992. He established 8IP in order to provide investors with access to differentiated Asian investment products. Mr. Series’ investment experience includes a number of senior roles. In 1999, he co-founded Perennial Investment Partners which achieved strong investment performance and reached $20 billion in assets within eight years. The Asian equity fund managed by Mr. Series at Perennial was consistently ranked highly. Most recently he was the Head of Asia Pacific Equities at AMP Capital where he was responsible for three investment teams which managed approximately $5 billion in assets. Mr. Series also spent time in Hong Kong where he was an Investment Director for HSBC Asset Management. Mr. Series holds a Bachelor of Science in Economics from Birbeck College, University of London, is a Certified Investment Manager, and holds a UK Securities Industry Diploma.

Drexel Hamilton FOUR European Equity Fund

Dino Fuschillo is a Director and Senior European Fund Manager of FOUR Capital Partners Limited. Prior to joining FOUR, he was Head of European Equities at Martin Currie. In this role, he was responsible for leading the team and for the management of concentrated long and long/short equity portfolios. Prior to this, Mr. Fuschillo was Head of European Equities for SG Asset Management, a business he was hired to establish in 1998. There, he was responsible for the management of €2bn in long only institutional and retail portfolios. Prior to SG, Mr. Fuschillo spent eight years at Lazard culminating in being Head of European Equities. Mr. Fuschillo began his career at Hill Samuel in 1986. He holds a B.Eng with French from University of Bath and is qualified as an associate of the UK Society of Investment Professionals.

The Funds’ SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Funds.

Adviser Compensation. As full compensation for the investment advisory services provided to the Funds, the Adviser receives monthly compensation based on each Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate

Drexel Hamilton Centre American Equity Fund	0.75%

Drexel Hamilton Centre Global Equity Fund	1.00%

Drexel Hamilton 8IP Asia Pacific Equity Fund	0.95%

Drexel Hamilton FOUR European Equity Fund	0.95%

Disclosure Regarding Approval of Investment Advisory Contracts. A discussion regarding the Trustees’ basis for approving of the investment advisory agreement and sub-advisory agreement relating to each Fund can be found, once available, in the Funds’ semi-annual report to shareholders for the period ended March 30, 2012. You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.

BOARD OF TRUSTEES

The Funds are series of the Drexel Hamilton Mutual Funds (“Trust”), an open-end management investment company that was organized as a Delaware statutory trust on March 17, 2011. Series of the Trust are authorized to offer multiple classes of shares. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds’ business affairs.

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THE DISTRIBUTOR

The Funds’ Distributor, ALPS Distributors, Inc. (“Distributor”) markets the shares of each Fund described in this prospectus to institutions or individuals, directly from a Fund or through investment professionals. Under the Distributor’s Agreement with the Funds, the Distributor offers shares on a continuous, best-efforts basis.

You may purchase shares directly from the Funds or through an authorized financial intermediary, such as a financial planner, adviser, or a broker-dealer. These financial intermediaries may charge you additional or different fees for purchasing or redeeming shares than those described here. You should ask your financial intermediary about his or her fees before investing. Additional information about investing through a broker-dealer is contained in the Funds’ Statement of Additional Information.

Other Expenses. The Funds will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series. The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.

INVESTING IN THE FUNDS

PURCHASE AND REDEMPTION PRICE

Determining the Funds’ Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received, subject to the order being received by the Funds in good form. A purchase order is considered to be in good form if the request includes: the name of the Fund in which you wish to invest; the amount you wish to invest; the name in which your account is to be registered (or, in the case of subsequent investments, your account number); the signature of each person in whose name such account is (or is to be) registered; and, payment in full of the purchase amount. A redemption order is considered to be in good form if the request includes: the name of the Fund from which you wish to redeem; the dollar amount or number of shares you wish to redeem; your account number; your address; and, the signature of an authorized signer. Each Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. The NAV per share of each Fund is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange (“NYSE”). The Funds do not calculate NAV on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation.

Pursuant to policies adopted by the Trustees, the Adviser consults with the Administrator on a regular basis regarding the need for fair value pricing. The Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds’ net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. ETFs in which the Funds invest are valued by the Funds at market value, and not upon their net asset value. The Trustees are responsible for the fair valuation of the Funds’ securities and regularly monitor and evaluate each Fund’s use of fair value pricing, and review the results of any fair valuation under the Funds’ policies.

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Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for each Fund.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through an authorized financial intermediary (such as a financial planner, adviser or a broker-dealer). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. A Fund will be deemed to have received an order that is in proper form when the order is received by an authorized financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable redemption fee) next determined after such receipt. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Funds on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Funds by the time they price their shares on the following business day. The Funds are not responsible for ensuring that a financial intermediary carries out its obligations. You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

PURCHASING SHARES

You may purchase shares of any Fund with a minimum initial investment of $1,000,000; subsequent investments may be made in amounts of $10,000 or more. Your purchase order will be effected at the NAV per share of the appropriate Fund next determined after receipt of your purchase request in “Good Form” (defined below). Purchase requests received by the Funds’ Transfer Agent or an authorized financial intermediary (i) before the close of the NYSE on any Business Day will be effected at the NAV per share of the appropriate Fund determined on that date on which it is received or (ii) if after close of the NYSE on any Business Day, will be effected at the NAV per share of the appropriate Fund determined on the next Business Day. Purchase requests must be received in Good Form by the Funds’ Transfer Agent or an authorized financial intermediary, where “Good Form” means that the purchase request includes: the name of the Fund in which you wish to invest; the amount you wish to invest; the name in which your account is to be registered (or, in the case of subsequent investments, your account number); the signature of each person in whose name such account is (or is to be) registered; and, payment in full of the purchase amount.

All investments must be made in U.S. dollars, and you should note that each Fund reserves the right to reject, in its sole judgment, any purchase request for any reason.

Purchases of Fund shares may be made through certain financial intermediaries who are authorized to receive your purchase request in accordance with the standards described above. You may be charged a fee or have higher investment minimums if you buy or sell shares through a financial intermediary.

Investing Directly By Mail.

New Accounts: You may purchase shares of a Fund by mailing a completed account application with a check payable to the appropriate Fund (Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund or Drexel Hamilton FOUR European Equity Fund) to the Funds’ Transfer Agent at the following address: Drexel Hamilton Mutual Funds, P.O. Box 44336, Denver, CO 80201.

Adding to Your Account: You may add to your account with any Fund by sending a check for your additional investment payable to the appropriate Fund (Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund or Drexel Hamilton FOUR European Equity Fund) to the Funds’ Transfer Agent at the address above. Please include a brief letter with your check that gives the name on your account and your account number. Please write your account number on your check.

Investing Directly By Wire.

New Accounts: You may purchase shares of a Fund by wire by mailing a completed account application for the appropriate Fund (Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund or Drexel Hamilton FOUR European Equity Fund) to the Funds’ Transfer Agent at the following address: Drexel Hamilton Mutual Funds, P.O. Box 44336, Denver, CO 80201, and, after your account is established, requesting that your bank transmit your investment by wire directly to the Transfer Agent. Please call the Transfer Agent at 1-855-298-4236 to obtain complete wiring instructions. Please note that your bank may charge you a fee for wiring funds.

Adding to Your Account: You may add to your account with any Fund by using the wiring procedures described above. Be sure to include the name on your account and your account number in the wire instructions you provide to your bank.

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EXCHANGING SHARES

You may exchange your shares in any Fund for those in any other Fund on the basis of their respective NAVs at the time of the exchange. Before making any exchange, be sure to review this Prospectus closely and consider the Funds’ differences. Please note that since an exchange is the redemption of shares from one Fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred).

Your exchange will be effected at the NAV per share of the appropriate Funds next determined after receipt of your request in Good Form. Exchange requests received by the Funds’ Transfer Agent or appropriate financial intermediary (i) before 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate Funds determined on that date which it is received or (ii) after 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate Funds determined on the next Business Day.

The Funds reserve the right to reject any exchange request or to modify or terminate a shareholder’s exchange privileges at any time if, in the judgment of management, a shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the Investment Company Act of 1940, when sales of the Fund into which you are exchanging are temporarily stopped, or in accordance with the Funds’ policy on excessive trading). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Funds. For more information about the Funds’ policy on excessive trading, see “Frequent Purchases and Redemptions.”

REDEEMING YOUR SHARES

You may redeem full and fractional shares of a Fund for cash at the next determined NAV after receipt of a completed redemption request in Good Form. “Good Form” for the purposes of a redemption request means that the request includes: the name of the Fund from which you wish to redeem; the dollar amount or number of shares you wish to redeem; your account number; your address; and, the signature of an authorized signer. Your redemption request will be effected at the NAV per share of the appropriate Fund next determined after receipt of your redemption request. Redemption requests received by the Funds’ Transfer Agent or appropriate financial intermediary of the appropriate Fund (i) before 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate Fund determined on that date which it is received or (ii) after 4:00 p.m. Eastern time on any Business Day will be effected at the NAV per share of the appropriate Fund determined on the next Business Day.

To redeem shares, you should give instructions that specify the appropriate Fund and number of shares to be redeemed to Drexel Hamilton Mutual Funds, P.O. Box 44336, Denver, CO 80201. Your instructions must be signed by all registered owners exactly as the account is registered. If the value of the shares for which you submit a redemption request is under $50,000, you may call the Transfer Agent to redeem your shares over the telephone or to acquire instructions on how to redeem your shares via facsimile. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. Redemptions of shares valued, in the aggregate, at $50,000 or more require a signature guarantee. A signature guarantee is also required for any redemption that is to be mailed to an address other than the address of record. Redemptions may also be made through certain financial intermediaries that are authorized by the Funds to receive redemption requests in accordance with the standards described above.

In addition to written instructions, if any shares being redeemed or repurchased are represented by stock certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by the registered owners exactly as the certificates are registered. Additional documents may be required from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.

Payment for shares tendered generally will be made within four (4) Business Days after receipt by the Transfer Agent of instructions, certificates, if any, and other documents, all in Good Form. However, payment may be delayed under unusual circumstances or for any shares purchased by check for a reasonable time (not to exceed fifteen (15) days from purchase) necessary to determine that the purchase check will be honored. Authorized financial intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these authorized financial intermediaries may set times by which they must receive redemption requests. These authorized financial intermediaries may also require additional documentation from you.

Although redemption proceeds will normally be paid as described above, under unusual circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

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Redemption Fee. The Funds charge a 2.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within ninety (90) days of your initial purchase of such shares in a Fund.

The redemption fees are not fees to finance sales or sales promotion expenses, but are paid to the Funds to defray the costs of liquidating an investment and discourage short-term trading of Fund shares. Redemption fees are deducted from redemption proceeds and retained by the Funds, not the Adviser or Sub-Advisers. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions and next of shares held by the shareholder for the longest period of time.

The redemption fee will not be charged on transactions involving the following:

•	Redemption of shares purchased through certain qualified plans pursuant to Sections 401, 403, and 457 of the Internal Revenue Code;
•	Redemption of shares purchased through wrap-fee programs or similar investment programs administered by the Funds;
•	Omnibus level accounts will be excluded where the fee will be assessed by the financial intermediary according to the requirements outlined herein and provided back to the Funds;
•	Redemptions due to required minimum distributions;
•	Redemptions due to death;
•	Redemption of shares accumulated through reinvestment of capital gains and dividends; and
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger of a fund).

Systematic Withdrawal Plan. A shareholder who owns shares of a Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50). Each month or quarter, as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice. If the shareholder brings his account NAV up to at least $10,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem its shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds’ NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold.

Subscriptions in Kind. The Adviser may from time to time accept subscriptions for Shares against contribution in kind of securities or other assets that would have been acquired by the relevant Fund pursuant to its investment policy and restrictions. Any such subscriptions in kind will be made at the NAV of the assets contributed.

Anti-Money Laundering Program. The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. The Trust’s Anti-Money Laundering Compliance Officer is Ted Uhl. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

Miscellaneous. The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared. This period is not to exceed fifteen days from purchase. The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed, trading is restricted by the Securities and Exchange Commission (“SEC”), or the SEC declares that an emergency exists. Redemptions may be suspended during other periods permitted by the SEC for the protection of the Funds’ shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Adviser. The Transfer Agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Adviser has the discretion to limit investments from an investor that the Adviser believes has a pattern of Frequent Trading that the Adviser considers not to be in the best interests of the other shareholders in the respective Fund by the Funds’ refusal to accept further purchase and/or exchange orders from such investor. The Funds’ policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000 on two or more occasions during a 60 calendar day period. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the respective Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. The Funds also imposes a redemption fee on the redemption of Fund shares within ninety (90) days of purchase, which has the effect of discouraging Disruptive Trading in shares of the Funds.

The Adviser intends to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. In addition, the policy will not apply if the Adviser determines that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Funds and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of the Adviser that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, the Adviser may choose to accept further purchase and/or exchange orders from such investor account.

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OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the Statement of Additional Information. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each of the Funds typically distributes their respective net income or capital gains one time during each calendar year, usually in December. For the convenience of investors, each Fund reinvests all income dividends and capital gains distributions in full and fractional shares of the respective Fund, unless the shareholder has given prior written notice to the Transfer Agent that the payment should be made in cash.

Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid by a Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding, currently set at 28%, is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisers to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

Because the Funds are newly organized, there is no financial or performance information in this prospectus. You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-855-298-4236.

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ADDITIONAL INFORMATION

THE DREXEL HAMILTON MUTUAL FUNDS

Additional information about the Funds is available in the Funds’ SAI, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders. The annual reports will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ SAI and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	1-855-298-4236
By mail:	Drexel Hamilton Mutual Funds P.O, Box 44336 Denver, CO, 80201

By e-mail:	info@dhipfunds.com
On the Internet:	www.dhipfunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number 811-22545

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

Drexel Hamilton Centre American Equity Fund

Drexel Hamilton Centre Global Equity Fund

Drexel Hamilton 8IP Asia Pacific Equity Fund

Drexel Hamilton FOUR European Equity Fund

Each a series of

Drexel Hamilton Mutual Funds

October 28, 2011

P.O. Box 44336

Denver, CO 80201

Telephone 1-855-298-4236

This Statement of Additional Information is meant to be read in conjunction with the prospectus for Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund (the “Funds”), dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds’ prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Funds’ prospectus.

OTHER INVESTMENT POLICIES

The Drexel Hamilton Mutual Funds (“Trust”) was organized on March 17, 2011 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Drexel Hamilton Centre American Equity Fund (“AE Fund”), Drexel Hamilton Centre Global Equity Fund (“GE Fund”), Drexel Hamilton 8IP Asia Pacific Equity Fund (“APE Fund”) and Drexel Hamilton FOUR European Equity Fund (“EE Fund”) (collectively, the “Funds”) are separate, diversified series of the Trust. The Funds’ investment adviser is Drexel Hamilton Investment Partners, LLC (the “Adviser”). The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Funds. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds. Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.

Equity Securities. The equity portion of a Fund’s portfolio may be comprised of common stocks traded on domestic and international securities exchanges. In addition to common stocks, the equity portion of a Fund’s portfolio may also include preferred stocks.

Investment Companies. The Funds may invest in securities of other investment companies, including, closed-end funds and exchange traded funds, although these investments will be limited to no more than 10% of the Fund’s net assets.

Money Market Instruments. The Funds may invest in money market instruments provided that they are eligible for purchase by the Funds. To be eligible for purchase by the Funds, a money market instrument must be listed on an exchange having full membership of the World Federation of Exchanges. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

Debentures. The Funds may invest in debentures. A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).

Asset Coverage for Certain of the Funds’ Investments. To the extent that the Funds invests in options or other derivatives, or similar investments or engages in short sales, the Funds will comply with the applicable asset segregation requirements of no-action letters issued by the SEC and SEC Release 10666.

Derivatives Investments. The Fund may purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Advisers might invest in S&P 500 Index, Dow Jones STOXX 600 Index, or KOSPI 200 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio, including risks related to the Fund’s exposure to foreign currencies. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions.

Options. The Funds may purchase and write put and call options on securities. A Fund may write a call or put option only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.

Swaps. The Funds may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

Forward Commitment and When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price. In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale.

Repurchase Agreements. A repurchase transaction occurs when, when an investor purchases a security (normally a U.S. Treasury obligation), it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.

Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).

CERTAIN INVESTMENT RISKS

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment program will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Funds’ prospectus and this Statement of Additional Information.

Equity Securities. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Investment Companies. The Funds will limit their investments in other investment companies to the limits imposed by Section 12(d)(1) under the Investment Company Act of 1940, as amended (“1940 Act”). These limitations may prevent the Funds from allocating their investments in the manner that the manager considers optimal.

Exchange Traded Funds. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded). In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds’ expenses. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds’ net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. In addition, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Foreign Investment Risk. Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Debentures. The primary risk of a debenture is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. The Funds may invest in all types of debentures, including corporate and government debentures.

Derivative Instruments Risk. When the Funds enter into transactions in exchange-traded derivatives, such as short sales, options, and other forms of financial derivatives, the investments involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds’ gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.

The Funds’ ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Funds’ prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•

a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position. In an illiquid market, the Funds may:

•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

If the Adviser incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if the Funds were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Funds were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Options. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Funds may be unable to close out a position.

Swaps. Use of swaps subjects the investor to risk of default by the counterparties. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Adviser feels such action is appropriate. In such a case, the Funds could incur a short-term gain or loss.

Repurchase Agreements. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral. The Funds’ risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.

Portfolio Turnover. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rates for the Funds are expected to be less than 150%.

Temporary Defensive Positions. When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.

INVESTMENT LIMITATIONS

Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A “majority” for this purpose means the lesser of (i) 67% of a Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

Fundamental Restrictions. As a matter of fundamental policy, each Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)

Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)

Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)

Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities;

(7)	Invest in unlisted securities;

(8)	Make investments for the purpose of exercising control or management over a portfolio company;

(9)

Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(10)

With respect to 75% of its total assets, the Funds may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies including ETFs; and (iii) obligations of the United States Government, its agencies, or instrumentalities; or

(11)

None of the Funds will concentrate their investments. Each of the Funds’ concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of such Fund’s total assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations. Although repurchase agreements and reverse repurchase agreements are allowed under the 1940 Act, the Funds will not utilize repurchase agreements or reverse repurchase agreements. Further, the Funds will not incur borrowings other than bank borrowings and will adhere to the limits of the 1940 Act, including asset coverage requirements, with respect to these borrowings.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets); however, the Funds will not borrow an amount greater than 10% of each Fund’s total assets and such borrowings will only be made to meet settlement requirements for redemptions.

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Adviser is responsible for among other things, developing a continuing investment program for the Funds in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Trust on behalf of the Funds (“Advisory Agreement”) and their respective investment objectives, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of Sub-Advisers. In this capacity, the Adviser advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds, although the Adviser has delegated its responsibility for the selection and ongoing monitoring of the securities in the Funds’ investment portfolio to each Fund’s Sub-Adviser. The Adviser and Sub-Advisers shall manage the Funds’ portfolios in accordance with the terms of each Investment Advisory Agreement by and between the Adviser or Sub-Adviser and the Trust on behalf of the Funds (“Advisory Agreements”), which are described in detail under “Management and Other Service Providers – Investment Adviser.” Investment decisions for each Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser or Sub-Advisers.

Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. The Adviser and Sub-Adviser may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions. The Adviser and Sub-Adviser may, however, place portfolio transactions with broker-dealers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, the Adviser’s and Sub-Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser and Sub-Adviser consider a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s or Sub-Adviser’s past experience with similar trades, and other factors that may be unique to a particular order. Recognizing the value of these discretionary factors, the Adviser and Sub-Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreements, the Adviser and Sub-Advisers are authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser or Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser or Sub-Adviser to determine and track investment results; and trading systems that allow the Adviser or Sub-Adviser to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser or Sub-Adviser may also be used by the Adviser or Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser or Sub-Adviser will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the manager for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the manager in connection with advisory clients other than the Funds and not all such services may be useful to the manager in connection with the Funds. Although such information may be a useful supplement to the manager’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Adviser or Sub-Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser or Sub-Adviser by the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the manager, in its sole discretion, believes such practice to be otherwise in the Funds’ interest.

Aggregated Trades. While investment decisions for the Funds are made independently of the Adviser’s or Sub-Adviser’s other client accounts, the Adviser’s or Sub-Adviser’s other client accounts may invest in the same securities as the Funds. To the extent permitted by law, the manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the manager believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on March 17, 2011, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of four series, the Funds. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited. When issued for payment as described in the Funds’ prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Adviser, Sub-Advisers and the Fund; and oversee activities of the Fund. This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser are indicated in the table. The address of each Trustee and officer of the Trust, unless otherwise indicated, is Trustee c/o Drexel Hamilton Mutual Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Dr. James L. Grant Age: 61	Trustee, Chairman	Since 6/2011

President of JLG Research from 1999 –present; Assistant Professor of Accounting and Finance at University of Massachusetts Boston from 2005–2011; Advisory Analyst at major Wall Street firms from 1999-present; Ph.D in Business from the University of Chicago Booth School of Business; member of Editorial Advisory Boards of The Journal of Portfolio Management and Journal of Investing; author of Foundations of Economic Value Added Second Edition; co-author of Focus on Value: A Corporate and Investor Guide to Wealth Creation; co-author and co-editor (with Frank J. Fabozzi) of Equity Portfolio Management and Value-Based Metrics: Foundations and Practice

				4	Board Member, Drexel Hamilton –Centre US Long/Short Equity Fund, Ltd. (BVI)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dr. Aloke Ghosh Age: 45	Trustee	Since 6/2011

Professor of Accountancy at the Zicklin School of Business, Baruch College, The City University of New York from 1993-present; Director of the Executive MS in Financial Statement Analysis and Securities Valuation from 2008-present; Doctoral Program Coordinator of Accountancy at the Zicklin School of Business of Baruch College from 2005-2011; Accounting Academic Fellow at the U.S. Securities and Exchange Commission from 2003-2005; Visiting Associate Professor at the Goizueta Business School of Emory University from 1999-2005; accounting consultant to several leading hedge funds in the U.S. and around the world including acting as a consultant for Gerson Lehrman Group; Ph.D. in Business and Economics from Tulane University

				4	Board Member, Drexel Hamilton –Centre US Long/Short Equity Fund, Ltd. (BVI)
Interested Trustees

James A. Abate Age: 45	Trustee	Since 6/2011

Managing Director, Centre Asset Management and Fund Manager for Centre’s American Equity and US Hedge strategies from 2006-present; US Investment Director for GAM from 2001-2006; Managing Director and Portfolio Manager at Credit Suisse Asset Management from 1995-2000; Manager in Price Waterhouse’s Valuation/Corporate Finance Group from 1987-1993; BS in Accounting from Fairleigh Dickinson University and an MBA in Finance from St. John’s University; Visiting Professor in the graduate program at the Zicklin School of Business, Baruch College; commissioned officer in the U.S. Army (and Reserves) from 1983-1990

				4	Board Member, Drexel Hamilton –Centre US Long/Short Equity Fund, Ltd. (BVI)
Other Officers

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Theodore J. Uhl Age: 35 1290 Broadway, Suite 1100 Denver, CO 80203	Chief Compliance Officer	Since 6/2011

Mr. Uhl joined ALPS Fund Servicees in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.

				n/a	n/a

Andrew Bang Age: 41	President and Treasurer	Since 6/2011

Partner and Managing Director of the Adviser from 2010-present; Consultant (Business Development for private equity and hedge funds) from 2008-2010; Senior Vice President at Shinhan Investment America from 2007-2008; Vice President, Relationship Manager at AIG Global Investments from 2006-2007;Client Portfolio Manager at GE Asset Management (GEAM) pension group from 2001-2005; Client Relationship Manager at GE Equity’s start-up private equity group, Venturemine.com from 2000-2001; Manager, International Equity at UBS from 1998-2000; Captain in the U.S. Army from 1992-1998; United States Military Academy at West Point, B.S.; Johnson Graduate School of Management, Cornell University, MBA

				n/a	Board Member, Drexel Hamilton –Centre US Long/Short Equity Fund, Ltd. (BVI)

Mr. Abate is an “interested person” of the Trust, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act limits the percentage of interested persons that can comprise a fund’s board of trustees. Mr. Abate is considered an interested person of the Trust because he is the Managing Director of a Sub-Adviser.

Board Structure

The Trust’s Board of Trustees includes one interested Trustee and two independent Trustees, one of which, Dr. Grant, is Chairman of the Board of Trustees. The Board believes its current leadership structure is appropriate given the Trust’s and the Board’s current size and the fact that its size permits Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider electing additional independent trustees in the future, particularly if the Trust’s size and/or complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the President of the Trust and the Trust’s Chief Compliance Officer, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.

Dr. Grant has experience in the financial industry serving as the President of JLG Research and possesses knowledge about the industry as demonstrated by his other Board membership, published works and consulting experience. Dr. Ghosh also has experience in the financial industry in his capacity as a professor, his past experience with the SEC, other Board Membership and as a consultant to other funds. Mr. Abate has experience in the financial industry as a portfolio manager, Fund Board Member, and is currently Managing Director of a Sub-Adviser, Centre Asset Management.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee. All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees each Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of each Fund’s financial statements, and interacts with each Fund’s independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary. The Audit Committee also serves as the Trust's qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee. All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee will meet only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee. All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Adviser, when a matter with respect to which each Fund is entitled to vote presents a conflict between the interests of each Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, Sub-Adviser, principal underwriter, or an affiliated person of the Fund, Adviser, Sub-Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Funds should participate in a class action settlement, if called upon by the Adviser or Sub-Adviser, in cases where a class action settlement with respect to which the Funds are eligible to participate presents a conflict between the interests of each Fund’s shareholders, on the one hand, and those of the Adviser or Sub-Adviser, on the other hand. The Proxy Voting Committee will meet only as necessary.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of July 31, 2011 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the AE Fund	Dollar Range of Equity Securities in the GE Fund	Dollar Range of Equity Securities in the APE Fund	Dollar Range of Equity Securities in the EE Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
James L. Grant	A	A	A	A	A
Aloke Ghosh	A	A	A	A	A
James A. Abate	C	C	C	C	D

James Abate provided $25,000 in seed capital funding to each Fund from Mr. Abate’s personal assets, $100,000 in total, which such seed funding shall remain in the Funds for an extended period, which such period shall exceed one (1) year.

Ownership of Securities of Adviser, Distributor, or Related Entities. As of July 31, 2011, none of the Independent Trustees and/or their immediate family members own securities of the Adviser, Distributor, or any entity controlling, controlled by, or under common control with the Adviser or Distributor.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Independent Trustees receive $3,750 per Fund each year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Because the Funds have not been in operation for a full year, the following table presents the estimated compensation for each Trustee for the first full fiscal year.

Name of Trustee	Aggregate Compensation From each Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Independent Trustees
James L. Grant	$3,750	None	None	$15,000
Aloke Ghosh	$3,750	None	None	$15,000
Interested Trustees
James A. Abate	None	None	None	None

*Each of the Trustees serves as a Trustee to all series of the Trust.

Codes of Ethics. The Trust, Adviser and each Sub-Adviser have each adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, Adviser and Sub-Advisers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics). There can be no assurance that the codes will be effective in preventing such activities. The codes permit employees and officers of the Trust, Adviser and Sub-Advisers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Adviser’s and Sub-Advisers’ code requires that portfolio managers and other investment personnel of the Adviser and Sub-Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s, Adviser’s and Sub-Advisers’ code of ethics.

Anti-Money Laundering Program. The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. The Trust’s Anti-Money Laundering Compliance Officer is Ted Uhl. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser and Sub-Advisers the authority to vote proxies for the Funds, subject to oversight by the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy, the Adviser’s Proxy Voting Policy and Procedures and Sub-Advisers’ Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information. No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-855-298-4236; and (ii) on the SEC’s website at http://www.sec.gov.

Principal Holders of Voting Securities. As of August 18, 2011, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% of the then outstanding shares of each of the Funds. No other person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of August 18, 2011.

Investment Adviser. Information about the Adviser, Drexel Hamilton Investment Partners, LLC at 45 Rockefeller Plaza, Suite 2000, New York, New York, 10111, and its duties and compensation as Adviser is contained in the Funds’ prospectus. The Adviser supervises the Funds’ investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act. The Adviser has also entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each Fund (excluding interest, taxes, , litigation, brokerage and extraordinary expenses) to an annual rate of 1.25% of the average net assets of each Fund. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after November 1, 2012. The Adviser may recoup any waived amount from the Funds pursuant to this agreement if such reimbursement does not cause the Funds to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. As of June 30, 2011, Drexel Hamilton Investment Partners, LLC had approximately $9 million in assets under management.

The Adviser serves as the principal investment adviser to each Fund pursuant to an Investment Advisory Agreement with the Trust. Subject to the general oversight of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Funds in accordance with their respective investment objectives, reviewing the investment strategies and policies of each Fund and advising the Board on the selection of Sub-Advisers. In this capacity, the Adviser advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds, although the Adviser has delegated its responsibility for the selection and ongoing monitoring of the securities in the Funds’ investment portfolio to each Fund’s Sub-Adviser.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As full compensation for the investment advisory services provided to each Fund, the Adviser receives a monthly fee based on each Fund’s average daily net assets. The AE Fund pays the Adviser for the services performed under the Advisory Agreement a monthly fee at the annual rate of 0.75% of the AE Fund’s average daily net assets. The GE Fund pays the Adviser for the services performed under the Advisory Agreement a monthly fee at the annual rate of 1.00% of the GE Fund’s average daily net assets. The APE Fund and the EE Fund each pay the Adviser for the services performed under their respective Advisory Agreement a monthly fee at the annual rate of 0.95% of the applicable Fund’s average daily net assets.

Sub-Advisers. The companies described below serve as investment sub-advisers (the “Sub-Advisers”) of the Funds indicated below. The Sub-Advisers make the day-to-day investment decisions and continuously review, supervise and administer the Funds’ investment program. The Sub-Adviser supervise the Funds’ investments pursuant to Sub-Advisory Agreements.

The Sub-Advisory Agreements are effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreements are terminable without penalty (i) by the Trust, by vote of a majority of the outstanding voting securities or by the Adviser upon 60 calendar days’ written notice to the applicable Sub-Adviser or (ii) upon 60 calendar days’ written notice by the applicable Sub-Adviser to the Trust. Each Sub-Advisory Agreement provides that it will terminate automatically in the event of the termination of the Advisory Agreement or upon the Sub-Advisory Agreement’s “assignment,” as such term is defined in the 1940 Act.

Subject to the general oversight of the Board and the Adviser, the Sub-Advisers are responsible for among other things, the selection and ongoing monitoring of the securities in the Funds’ investment portfolio.

Under the Sub-Advisory Agreements, the Sub-Advisers are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the applicable Sub-Advisory Agreement.

As full compensation for the investment advisory services provided to each Fund, the Sub-Adviser receives a monthly fee from the Adviser based on each Fund’s average daily net assets. For the AE Fund, the Adviser pays the Sub-Adviser from the advisory fee the Adviser receives from the AE Fund a fee at the annual rate of 0.40% of the AE Fund’s average daily net assets. For the GE Fund, the Adviser pays the Sub-Adviser from the advisory fee the Adviser receives from the GE Fund a fee at the annual rate of 0.50% of the GE Fund’s average daily net assets. For the APE Fund, the Adviser pays the Sub-Adviser from the advisory fee the Adviser receives from the APE Fund and the EE Fund, respectively, a fee at the annual rate of 0.45% of the applicable Fund’s average daily net assets.

Drexel Hamilton Centre American Equity Fund & Drexel Hamilton Centre Global Equity Fund: Centre Asset Management, LLC (“Centre”) at 48 Wall Street, Suite 1100, New York, New York 10005, manages each Fund’s portfolio and has since each Fund’s inception. Centre Asset Management is a Wall Street based, SEC registered investment adviser and fundamentally-driven specialist active asset manager. Centre manages American and Global equities in relative and absolute return products in sub-advisory mandates from financial institutions and professional investors with the following qualities: 1) concentrated portfolios, 2) high conviction investment ideas, 3) large capitalization focused primarily on blue-chip securities, and 4) actively managed to generate long term alpha. As of June 30, 2011, Centre had approximately $537 million in assets under management.

Drexel Hamilton 8IP Asia Pacific Equity Fund: Eight Investment Partners Pty Limited (“8IP”) at Level 11, 131 Macquarie Street, Sydney, Australia 2000, manages the Fund’s portfolio and has since the Fund’s inception. 8IP is an SEC registered investment adviser and is a specialist manager of Asia Pacific equities. It provides international investors access to this growing region through a range of investment products. 8IP has extensive experience in the Asia Pacific region, which helps in understanding the characteristics and investment climate of each market. 8IP’s extensive network of contacts across the Asia Pacific region provides valuable company, market and economic insights. As of June 30, 2011, 8IP had approximately $298 million in assets under management.

Drexel Hamilton FOUR European Equity Fund: FOUR Capital Partners Limited (“FOUR”) at 6-8 Long Lane, London UK EC1A 9HF, manages the Fund’s portfolio had has since the Fund’s inception. FOUR is an SEC registered investment adviser and services primarily institutional clients. FOUR’s boutique culture creates a dynamic working environment, and this, together with its distinctive investment process, enables it to harness individual flair within a disciplined team approach in order to deliver superior investment returns for its clients across its United Kingdom, European and Global equity strategies. As of June 30, 2011, FOUR had approximately $1.7 billion in assets under management.

Portfolio Managers. The Funds’ portfolios will be managed on a day-to-day basis by a representative of each respective sub-adviser. As June 30, 2011, each was responsible for the management of the following types of accounts in addition to each Fund:

JAMES A. ABATE – AE FUND

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	2	$57,100,000	1	$8,600,000

Other Accounts	1	$342,000,000	0	0

JING H. SUN – GE FUND

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	2	$51,500,000	0	$15,900,000

Other Accounts	1	$86,000,000	0	0

KERRY SERIES – APE FUND

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	3	$68,764,741	3	$68,764,741

Other Accounts	2	$222,706,496	0	0

DINO FUSCHILLO – EE FUND

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	2	$24,000,000	0	0

Other Accounts	1	$267,700,000	0	0

Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, a Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the applicable Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. Each portfolio manager’s compensation varies with the general success of the applicable Sub-Adviser as a firm. Each portfolio manager’s compensation consists of a fixed annual salary or draw, and potential bonus or equity plus additional remuneration based on the Sub-Adviser’s profitability and other factors. Each portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Sub-Adviser’s distributable profits and assets under management.

Ownership of Fund Shares. The table below shows the amount of each Fund’s equity securities beneficially owned by each portfolio manager as of the inception of the Fund and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
James A. Abate	AE	C
	GE	C
	APE	C
	EE	C
Jing H. Sun	AE	A
	GE	A
	APE	A
	EE	A
Kerry Series	AE	A
	GE	A
	APE	A
	EE	A
Dino Fuschillo	AE	A
	GE	A
	APE	A
	EE	A

Administrator, Transfer Agent and Accounting Services Agent. Pursuant to an Administration, Bookkeeping and Pricing Services Agreement and a Transfer Agency and Services Agreement, ALPS Fund Services, Inc. (“ALPS” or “Transfer Agent”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ administrator, accounting agent and transfer agent.

Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS acts as the Funds’ administrator and accounting agent and performs the following services: assists the Fund in monitoring compliance with investment restrictions, diversification requirements and tax matters; coordinates the preparation and filing of required SEC filings for the Funds; assists the Funds with quarterly Board of Trustees meetings, insurance matters and fidelity bond; prepares annual and semi-annual financial statements for the Funds; provides assistance with audits of the Funds; monitors expense accruals; reports performance and related information to the Funds and outside agencies; assists the Funds to maintain blue sky registrations; performs distribution calculations; prepares tax returns; maintains accounts for the Funds; computes net asset value of the Funds; transmits to NASDAQ, NYSE, or other exchanges and service providers as needed, each Fund’s daily value and price; maintains and keeps current all books and records of the Funds as required by Section 31 of the 1940 Act and the rules thereafter as the books and records relate to ALPS’ duties; reconciles cash and investment balances; provides the Funds with values, net asset values and other statistical data; computes net income, net income rates and capital gains and losses for the Funds; reviews and updates the Funds’ Registration Statement; provides legal review of the Funds’ Semi-Annual Reports, Annual Reports and Form N-SARs; coordinates EDGARization and filings for the Funds; reviews the Funds’ legal contracts and oversees the Trust’s code of ethics reporting.

Under the Transfer Agency and Services Agreement, ALPS has agreed, among other things, to: issue and redeem shares of the Funds; make dividend and other distributions to shareholders of the Funds; effect transfers of shares; mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; and maintain shareholder accounts. ALPS also provides the Funds with the use of ALPS interactive client services to provide the Funds’ shareholders with access to shareholder account information and real-time transaction processing capabilities. Under the Transfer Agency and Services Agreement, ALPS receives from the Trust an annual minimum fee per Fund and a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Custodian. Union Bank, N.A. (the “Custodian”), 350 California Street, 6th Floor, San Francisco, California, 94104, acts as the Funds’ Custodian. As Custodian, Union Bank is responsible for keeping the Funds’ assets in safekeeping and to collect income.

Independent Registered Public Accounting Firm. Rothstein, Kass & Company, P.C. (“Rothstein Kass”), serves as the Funds’ independent registered public accounting firm and will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services.

Distributor. ALPS Distributors, Inc. (the “Distributor”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as the distributor, or principal underwriter, of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by Distributor as agent of the Funds, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

Legal Counsel. Investment Law Group of Gillett, Mottern & Walker, LLP (“ILG”) serves as legal counsel to the Trust and the Funds.

INVESTMENTS FROM AFFILIATES

The Funds have contemplated accepting a substantial investment from Sanlam group, one of South Africa’s largest financial services firms, via Sanlam Asset Management Ireland (Pty) (“SAMI”). SAMI authorized by the Central Bank of Ireland as a UCITS III Management Company, the adviser to various UCITS funds, and majority owned by Sanlam Netherlands Holdings BV, a member of the Sanlam group. SAMI is a control affiliate with Centre, 8IP, and FOUR through Sanlam group’s majority owned or controlled entities (Sanlam International Investments USA Holdings, SIM International Investment Partners Australia Pty Ltd, and Sanlam Netherlands Holdings BV, respectively, which are all majority owned by Sanlam entities). Centre owns 24% of the Adviser.

The Adviser has requested guidance from the SEC’s Office of the Chief Counsel, Investment Management Division (the “OCC”), with a view to submitting a formal “No Action” request, regarding whether the proposed funding from the Sanlam group would be acceptable to the OCC. The Fund will not accept the proposed funding from the Sanlam group, its affiliates, or any similarly situated third party, unless and until the Adviser receives confirmation from the OCC that the OCC would not take enforcement action against the Fund or Adviser on the basis of the proposed Sanlam group funding.

If the Adviser does not receive such “No Action” relief, the inability to accept the proposed funding could materially weaken the Fund’s prospects for future growth, may cause the Adviser to incur substantial expense, and may eventually cause the Fund to wind down.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Funds’ prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Funds’ prospectus:

Exchange Privilege. You may exchange your shares in any of the Funds for those in another Fund on the basis of their respective net asset value (“NAV”) at the time of the exchange. Before making any exchange, be sure to review the Prospectus closely and consider the Funds’ differences. Please note that since an exchange is the redemption of shares from one Fund followed by the purchase of shares in another, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred). You may make up to four (4) exchanges during a calendar year between identically registered accounts.

Redemptions In Kind. If the Trust’s Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the respective Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the respective Fund, in lieu of cash, in conformity with applicable rules of the SEC. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in kind. If the Fund meets your redemption request with securities instead of cash, you may be subject to appreciation and depreciation risks in those shares when the redemption is complete and you will incur any brokerage costs or other transaction expenses associated with subsequent liquidation of those securities.

Subscriptions in Kind. The Adviser may from time to time accept subscriptions for Shares against contribution in kind of securities or other assets which could be acquired by the relevant Fund pursuant to its investment policy and restrictions. Any such subscriptions in kind will be made at the NAV of the assets contributed.

Agreements With Financial Intermediaries. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized under certain circumstances to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the respective Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.

Telephone Purchases, Exchanges And Redemptions For Securities Firms. The following purchase and redemption telephone procedures have been established by the Funds for investors who purchase Fund shares through financial intermediaries who have accounts with the Funds for the benefit of their clients. Telephone purchases and redemptions will be effected by the Funds only through such financial intermediaries, who in turn will be responsible for crediting the investor’s account at the financial intermediary with the amount of any purchase or redemption pursuant to its account agreement with the investor’s instruction to purchase or redeem Fund shares.

Financial intermediaries may charge a reasonable handling fee for providing this service. Such fees are established by each financial intermediary, acting independently from the Funds, and neither the Funds nor the Distributor receives any part of such fees. Such handling fees may be avoided by investing directly with the Funds through the Distributor.

Financial intermediaries may telephone the Distributor at (855) 298-4236 and place purchase and redemption orders on behalf of investors who carry their investments in a Fund through the member’s account with the appropriate Fund.

Purchase by Telephone. Shares shall be purchased at the NAV next determined after receipt of the purchase request by the applicable Fund. Payment for shares purchased must be received from the FINRA member firm by the appropriate Fund by wire no later than the third business day following the purchase order. If payment for any purchase order is not received on or before the third business day, the order is subject to cancellation by the Fund and the FINRA member firm’s account with the Fund will immediately be charged for any loss.

Redemption by Telephone. The redemption price is the NAV next determined after the receipt of the redemption request by the applicable Fund. Payment for shares redeemed will be made or delayed as provided above under “Redeeming Shares.”

By electing telephone purchase and redemption privileges, FINRA member firms, on behalf of themselves and their clients, agree that none of the Funds, the Distributor or the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. Each Fund and its agents provide written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. In addition, all telephone transactions are recorded. As a result of these and other policies, the FINRA member firm may bear the risk of any loss in the event of such a transaction. If any Fund fails to employ this and other established procedures, it may be liable. Each Fund reserves the right to modify or terminate telephone privileges at any time.

Market Timing Arrangements. None of the Funds have entered into any arrangements with any person that would permit frequent purchases and frequent redemptions. The Board of Trustees has determined to discourage market timing and disruptive trading in the Funds and has adopted policies and procedures with respect to market timing and disruptive trading.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest. Under the Funds’ policy, the Funds and Adviser generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Funds and Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Funds will make available to the public a complete schedule of the Funds’ portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Funds’ fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-855-298-4236. The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR. Other than Fund’s Form N-CSR and Form N-Q, shareholders and other persons generally may not be provided with information regarding the Fund’s portfolio holdings.

The officers of the Funds and/or Adviser may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Funds’ prospectuses and statement of additional information, and financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents. The Funds, Adviser and/or Sub-Advisers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service and data providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information. Generally, the Funds’ service providers that may receive such non-public portfolio holdings information include ALPS, Union Bank, N.A., Rothstein Kass, ILG, R.R. Donnelley & Sons Company, Thomson Reuters Corporation, Standard & Poor’s Financial Services LLC, Bloomberg, L.P., Morningstar, Inc., and the Investment Company Institute.

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the Adviser determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Adviser is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Funds’ policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Adviser and Administrator are required to report to the Trustees any known disclosure of the Funds’ portfolio holdings to unauthorized third parties. The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

NET ASSET VALUE

The net asset value and net asset value per share of the Funds (“NAV”) normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier. The Funds’ net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Funds will not be calculated.

In computing the Funds’ net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result is the net asset value per share of the Funds.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Funds are valued as follows:

•

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•

Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds and the classes of the Funds are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In valuing the Funds’ total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The Funds typically distribute their respective net income or capital gains one time during each calendar year, usually in December. For the convenience of investors, each Fund reinvests all income dividends and capital gains distributions in full and fractional shares of the respective Fund unless the shareholder has given prior written notice to the Transfer Agent that the payment should be made in cash.

The following summarized certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

All dividends from net investment income together with those derived from the excess of net short-term capital gain over net long-term capital loss (collectively, “income dividends”), will be taxable as ordinary income to shareholders whether or not paid in additional shares. Any distributions derived from the excess of net long-term capital gain over net short-term capital loss (“capital gains distributions”) are taxable as long-term capital gains to shareholders regardless of the length of time a shareholder has owned his shares. Any loss realized upon the redemption of shares within six months after the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net long-term capital gain during such six-month period.

Income dividends and capital gains distributions are taxed in the manner described above, regardless of whether they are received in cash or reinvested in additional shares. Shareholders of each Fund will receive information annually on Form 1099 with respect to the amount and nature of dividend income and capital gain distributions to assist them in reporting the prior calendar year’s distributions on their federal income tax return.

Distributions that are declared in October, November or December but which are not paid to shareholders until the following January will be treated for tax purposes as if received on December 31 of the year in which they were declared.

The exchange of one Fund’s shares for shares of another Fund will be treated as a sale and any gain thereon may be subject to federal income tax.

Each Fund may liquidate the account of any of its shareholder who fails to furnish its certificate of taxpayer identification number within thirty (30) days after date the account was opened.

Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) during its previous fiscal periods and intends to continue to do so in the future. A fund that is qualified under Subchapter M will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to its shareholders. None of the Funds anticipates being subject to federal income or excise taxes because each Fund intends to distribute all of its net investment income and net capital gains to its shareholders for a fiscal year in accordance with the timing requirements of the Code and to meet other requirements of the Code relating to the sources of income and diversification of its assets.

When an income dividend or capital gains distribution is paid by a Fund, net asset value per share of the appropriate Fund is reduced automatically by the amount of the dividend and/or distribution. If NAV per share is reduced below a shareholder’s cost basis as a result, such a distribution might still be taxable to the shareholder as ordinary income or capital gain (as the case may be) although in effect it represents a return of invested capital. For this reason, investors should consider carefully the desirability of purchasing shares immediately prior to a distribution date.

None of the Funds intends to invest in foreign issuers which meet the definition in the Code of passive foreign investment companies (“PFICs”). However, foreign corporations are not required to certify their status as PFICs to potential U.S. investors, and the Funds may unintentionally acquire stock in a PFIC. Each Fund’s income and gain, if any, from the holding of PFIC stock may be subject to a non-deductible tax at the Fund level.

A portion of each Fund’s income dividends may be eligible for the dividends-received deduction allowed to corporations under the Code, if certain requirements are met. Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

Under the Code, the Funds may be required to impose backup withholding at a rate of 28% on income dividends and capital gains distributions, and payment of redemption proceeds to individuals and other non-exempt shareholders, if such shareholders have not provided a correct taxpayer identification number and made the certifications required by the Internal Revenue Service on the account application. A shareholder in any Fund may also be subject to backup withholding if the Internal Revenue Service or a broker notifies the applicable Fund that the shareholder is subject to backup withholding.

The treatment of income dividends and capital gains distributions to shareholders of the Funds under the various foreign, state, and local income tax laws may not parallel that under the Federal law. Shareholders should consult their tax adviser with respect to applicable foreign, state, and local taxes.

FINANCIAL STATEMENTS

Because the Funds are newly organized, there is no financial information in this SAI. You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-855-298-4236.

APPENDIX A –DESCRIPTION OF RATINGS

The Funds may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Adviser). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc. The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC, and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, DD, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

(3)	Centre’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Adviser’s specific proxy voting guidelines.

(4)	8IP’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Adviser’s specific proxy voting guidelines.

(5)	FOUR’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Adviser’s specific proxy voting guidelines.

Trust’s Proxy Voting Disclosure Policy

Introduction

The Trust has adopted a Proxy Voting Policy used to determine how the funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each fund has, subject to the oversight of the Trust’s Board, delegated to its respective Adviser the following duties: (1) to make the proxy voting decisions for the fund; and (2) to assist the funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940.

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of a fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as described above).

The Adviser has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the funds.

I.	Specific Proxy Voting Policies and Procedures

A. General

The Trust and the funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the funds are committed to voting corporate proxies in the manner that best serves the interests of the fund’s shareholders.

B. Delegation to the Adviser

The Trust’s believes that each fund’s Adviser is in the best position to make individual voting decisions for the funds consistent with this Policy. Therefore, subject to the oversight of the Board, each Adviser is hereby delegated the following duties:

1. to make the proxy voting decisions for the applicable funds; and

2. to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the applicable funds. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

C. Conflicts

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as defined below).

II.	Fund Disclosure

A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The funds shall disclose this Policy to their respective shareholders. The funds will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The funds will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B. Disclosure of the Fund’s Complete Proxy Voting Record

Each fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act of 1940 on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

Each fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i) The name of the issuer of the portfolio security;

(ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii) The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv) The shareholder meeting date;

(v) A brief identification of the matter voted on;

(vi) Whether the matter was proposed by the issuer or by a security holder;

(vii) Whether the fund cast is vote on the matter;

(viii) How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix) Whether the fund cast its vote for or against management.

Each fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the fund’s website, if applicable. If a fund discloses its proxy voting record on or through its website, the fund shall post the information disclosed in the Trust’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust’s website at a specified Internet address; and (2) on the SEC’s website. If a fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i) A copy of this Policy;

(ii) Proxy Statements received regarding each fund’s securities;

(iii) Records of votes cast on behalf of each fund; and

(iv) A record of each shareholder request for proxy voting information and the applicable fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.	Proxy Voting Committee

A. General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how each fund should cast its vote, if called upon by the Board, when a matter with respect to which the fund is entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B. Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.	Other

This Policy may be amended, from time to time, as determined by the Board.

Proxy Voting Policies and Procedures of Drexel Hamilton Investment Partners, LLC

The Board delegates to the Adviser the authority to vote proxies, subject to the supervision of the Board. The Board is also authorized to delegate its authority to vote proxies to each Fund’s sub-adviser pursuant to the sub-advisory agreement, if Drexel Hamilton Investment Partners LLC believes that the sub-adviser is in the best position to make voting decisions on behalf of a Fund.

We at Drexel Hamilton Investment Partners LLC believe that the voting of proxies is an important part of investment management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. DHIP will not retain the authority to vote proxies on behalf of its clients or funds, however, we are committed to ensuring the prompt and appropriate handling of corporate proxies in the manner that serves the best interests of our clients. We believe that proxies should be actioned in a manner consistent with the best economic interests of the Fund and to increase shareholder value. As such we believe the Sub-advisers who research and follow these companies and ultimately make investment (buy/sell) decisions are best suited to vote proxies. Subject to the supervision of the Fund Board, Sub-advisers making investment decisions on the respective Fund will have discretion to vote proxies pursuant to the sub-advisory agreement, as DHIP believes that the Sub-adviser is best suited to make voting decisions on behalf of a Fund. For a description of each Manager’s proxy voting polices, please refer to the sub adviser’s policy.

Conflicts of Interest

DHIP will not be voting proxies. Fund Sub-advisers have discretion to vote proxies per their policies in the best interest of the Fund and shareholders.

Proxy Voting Policies and Procedures of Centre Asset Management, LLC

We believe that the review and voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Centre Asset Management is committed to voting corporate proxies in the manner that serves the best interests of its clients. Centre will vote proxies with respect to client securities in a manner consistent with the best economic interests of its clients. Centre generally follows the so-called “Wall Street Rule”; i.e., it votes as management recommends or sells the stock prior to the annual meeting if there is a significant management sponsored voting issue that is not consistent with the economic best interests of the Funds. Proxy solicitations that might involve a conflict of interest between Funds and client interests will be handled in one of the following ways:

•	Engage an independent party to determine how to vote the proxy;
•

Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;

•	Refer the proxy to the client or to a representative of the client for voting purposes;
•	Disclose the conflict to the affected clients and seek their consent to vote the proxy prior to casting the vote; or
•	Vote in accordance with a pre-determined voting policy, as disclosed to clients.

Proxy Voting Policies and Procedures of Eight Investment Partners Pty Limited

In an effort to assure that proxy votes are carried out in the Fund’s best interests and not affected by any conflicts of interest that may exist, we have adopted the following elements as part of our proxy voting policy. Regardless of the nature of the issue up for vote, we thoroughly and objectively research the voting options and the corporate landscape in order to arrive at a decision that we believe meets the best interests of the Fund as a shareholder of the company in question. The overriding theme of our policy is to vote proxies in the manner that we believe is most consistent with the following:

•	The Fund’s stated investment objectives
•	The Fund’s desired voting interests
•	The long-term well-being of the company soliciting the proxy
•	An increase in shareholder value

Conflicts of Interest

We recognize that conflicts of interest may arise when voting proxies. A conflict of interest may exists when the Fund’s best interests are contrary to our best interests due to some relationship between the us and/or our associated persons and a company that is soliciting a proxy. Some examples may include:

•	The spouse of one of our associated persons is a board member of a company whose management is
•	Soliciting proxies to vote on a salary increase for the board.
•	An affiliated company of a company that has issued a proxy notice to individuals who are our clients.
•	An affiliates may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies.

It is our policy to vote proxies in the best interests of the Fund regardless of the existence of any conflict of interest. As authorized we may exercise complete discretionary voting authority in relation to proxy notices that we receive on behalf of the Fund. If no apparent conflict of interest exists in relation to our exercise of our voting authority on the Fund’s behalf, we shall vote all such proxies as we see fit and in the best interest of the Fund and shareholders in keeping with the Fund’s investment strategy.

Under certain circumstances, the most prudent action on our part may be NOT to vote a proxy(s). Under such circumstances, we shall ensure that appropriate records are maintained so as to justify not having voted such proxy(s).

2

Proxy Voting Policies and Procedures of FOUR Capital Partners Limited

General Duty

We invest and have the authority to vote proxies in securities issued by both public and private issuers on behalf of our Clients.

Since we have voting authority of the securities in our Client’s portfolio, the SEC requires that we have implemented proxy voting policies.

Proxy Voting decisions are the responsibility of the Portfolio Manager and are made in accordance with the proxy voting policies and procedures (the “Policies”). The actual voting of all proxies and the monitoring of the effectiveness of the Policies is the responsibility of the Compliance Officer.

There may be situations in which the Firm decides in the best interests of its Client’s to deviate from the Policies. In this event, the Compliance Officer will document in writing the reason for the deviation.

Guidelines for Voting Proxies

The Firm has a commitment to evaluate and vote proxy issues in the best interests of its Clients. We will generally vote proxy proposals, amendments, consents or resolutions relating to Client securities, including interests in private investment funds, if any, (collectively, “proxies”) in accordance with the following guidelines:

a)	we will generally support a current management initiative if our view of the Issuers management is favourable.
b)	we will generally vote to change the management structure of an Issuer if it would increase shareholder value
c)	we will generally vote against management if there is a clear conflict between the Issuer’s management and shareholder interest
d)	in some cases, even if the Firm supports an Issuer’s management, there may be some corporate governance issues that the Firm believes should be subject to shareholder approval
e)	we may abstain from voting proxies when it is determined that the cost of voting the proxy exceeds the expected benefit to our Clients.

Generally, all proxies are evaluated and voted on a case-by-case basis, considering each of the relevant factors set forth above. In all cases, we will take the appropriate action that we believe will be most advantageous to our Clients.

Proxy voting is outsourced to Broadridge Financial solutions Limited to assist in gathering information and voting. Broadridge is a leading provider of proxy voting and corporate governance services, and the proxy voting service is accessed via their ProxyEdge system.

The Portfolio Manager will receive all proxies and then will determine how to vote each such proxy. If the Portfolio Manager decides to vote against management, the Portfolio Manager will instruct the Fund Operations Team on how to instruct the custodian to vote. It is the responsibility of the Fund Operations Team to instruct via ProxyEdge and notify the Compliance Officer of this voting decision in order to update the Client's proxy voting record. If the Portfolio Manager decides to vote in favour of the management, then no further instruction is required as the firm’s default proxy voting process is to vote in favour of the management. The Role of the Fund Operations Team is to actually ensure that the voting of all proxies is done in a timely manner. The Role of the Compliance Officer is to monitor the effectiveness of these Policies

If an independent third party or a committee is used in making a decision to vote on a proxy, we will submit the proxy to such third party or committee for a decision. The Operations Team will execute the proxy in accordance with such third party's or committee's decision.

Conflicts of Interest

There may be times in which conflicts may arise between the interest of the Client and the interest of the Firm. If a perceived material conflict of interest arises in connection with a proxy vote, the Firm may resolve such perceived material conflicts of interest as follows:

a)	we may delegate the voting decision for such proxy proposal to an independent third party;
b)	we may delegate the voting decision to an independent committee of partners, members, directors or other representatives of the Client, as applicable;
c)	we may inform the Investors or Account of the conflict of interest and obtain consent to (majority consent in the case of a Fund) vote the proxy as we recommend; or
d)	we may obtain approval of the decision from the Compliance Officer.

3

If a perceived material conflict of interest has been identified, the Compliance Officer will maintain a written record of the resolution of the material conflict of interest and the determination of the proxy vote.

Record of Proxy Voting

The Compliance Officer will maintain, or have available, a record of each proxy received and each proxy executed. Proxy information is maintained within the ProxyEdge system.

The Compliance Officer will also maintain, or have available, records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Portfolio Manager or others, that were material to making the voting decision.

Upon request, Clients may receive a copy of our Proxy Voting Policies and Procedures and receive information regarding the manner in which securities held in their account were voted.

4

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits

(a) Declaration of Trust (“Trust Instrument”).2

(b) By-Laws.2

(c) Articles III, V, and VI of the Trust Instrument, Exhibit 28(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1) Investment Advisory Agreement between Drexel Hamilton Mutual Funds (“Registrant”) and Drexel Hamilton Investment Partners, LLC (“Adviser”), as investment adviser for the Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund, and Drexel Hamilton FOUR European Equity Fund.3

(d)(2) Investment Sub-Advisory Agreement between Adviser and Centre Asset Management, LLC, as sub-adviser to the Drexel Hamilton Centre American Equity Fund.3

(d)(3) Investment Sub-Advisory Agreement between Adviser and Centre Asset Management, LLC, as sub-adviser to the Drexel Hamilton Centre Global Equity Fund.3

(d)(4) Investment Sub-Advisory Agreement between Adviser and Eight Investment Partners Pty Limited, as sub-adviser to the Drexel Hamilton 8IP Asia Pacific Equity Fund.3

(d)(5) Investment Sub-Advisory Agreement between Adviser and FOUR Capital Partners Limited, as sub-adviser to the Drexel Hamilton FOUR European Equity Fund.3

(e) Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“Distributor”), as distributor for each series of the Trust.4

(f) Not Applicable.

(g) Custodian Agreement between the Registrant and Union Bank, N.A.3

(h)(1) Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc., as administrator for each series of the Trust.3

(h)(1) Amendment to Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc.4

(h)(2) Transfer Agency and Services Agreement between Registrant and ALPS Fund Services, Inc., as transfer agent for each series of the Trust.3

(h)(3) Expense Limitation Agreement between the Registrant and Adviser for the Funds.4

(i) Opinion and Consent of counsel regarding the legality of securities registered with respect to the Registrant.1

(j) Consent of the independent public accountants.1

(k)(1) Balance Sheet of the Drexel Hamilton Centre American Equity Fund dated August 31, 2011.1

(k)(1) Balance Sheet of the Drexel Hamilton Centre Global Equity Fund dated August 31, 2011.1

(k)(1) Balance Sheet of the Drexel Hamilton 8IP Asia Pacific Equity Fund dated August 31, 2011.1

(k)(1) Balance Sheet of the Drexel Hamilton FOUR European Equity Fund dated August 31, 2011.1

(l)(1) Initial Subscription Agreement for Drexel Hamilton Mutual Funds Fund.4

(m) Not applicable.

(n) Not applicable.

(o) Reserved.

(p)(1) Code of Ethics for the Registrant.3

(p)(2) Code of Ethics for the Adviser.3

(p)(3) Code of Ethics for Centre Asset Management, LLC.3

(p)(4) Code of Ethics for Eight Investment Partners Pty Limited.3

(p)(5) Code of Ethics for FOUR Capital Partners Limited.3

(q) Copy of Powers of Attorney.3

1.	Filed herewith.

2.	Filed with initial filing dated April 5, 2011

3.	Filed with Pre-Effective Amendment No. 1 dated September 15, 2011

4.	Filed with Pre-Effective Amendment No. 2 dated October 21, 2011

ITEM 29. Persons Controlled	by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their respective affiliates. The Adviser’s, Sub-Adviser’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Adviser and Sub-Advisers is found under the caption “Management of the Fund’s Portfolio” and “Management of the Fund – Investment Adviser” in the Prospectus and under the caption “Management and Other Service Providers – Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser and Sub-Advisers provide investment advisory services to other clients in addition to the Registrant.

ITEM 32.	Principal Underwriter

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter
Edmund J. Burke	Director
Spencer Hoffman	Director
Thomas A. Carter	President, Director
Jeremy O. May	Executive Vice President, Director
John C. Donaldson	Executive Vice President, Chief Financial Officer
Diana M. Adams	Senior Vice President, Controller, Treasurer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Tané T. Tyler	Senior Vice President, Secretary, General Counsel
Erin Douglas	Vice President, Senior Associate Counsel
JoEllen Legg	Vice President, Associate Counsel
Paul F. Leone	Vice President, Assistant General Counsel
David T. Buhler	Vice President, Associate Counsel
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203. None of the above directors or executive officers has a position with the Registrant.

(c) Not applicable.

ITEM 33.	Location of Accounts and Records

All account books and records not normally held by Union Bank, N.A., the custodian to the Registrant, are held by the Registrant’s Transfer Agent, ALPS Fund Services, Inc. (“ALPS”), with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203. Certain accounting records of the Registrant are maintained by ALPS in its capacity as Accounting Services Agent. Blue Sky records are maintained by ALPS in its capacity as Administrator. Certain other records are maintained by each of the investment advisers to the Registrant.

The address of Union Bank, N.A., is 350 California Street, 6th Floor, San Francisco, California 94104. The address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The address of Drexel Hamilton Investment Partners, LLC is 2000 Market Street, Suite 1460 Philadelphia, PA 19103. The address of Centre Asset Management, LLC is 48 Wall Street, Suite 1100, New York, New York 10005. The address of Eight Investment Partners Pty Limited is Level 11, 131 Macquarie Street,

Sydney, Australia 2000. The address of FOUR Capital Partners Limited is 6-8 Long Lane, London UK EC1A 9HF.

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 26th day of October, 2011.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/Andrew Bang	October 26th, 2011
Andrew Bang, President	Date